Equity (Narrative) (Details) € / shares in Units, ₪ / shares in Units, $ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Oct. 26, 2020 ILS (₪) ₪ / shares	Oct. 26, 2020 EUR (€)	Jul. 17, 2019 ILS (₪) ₪ / shares shares	Jul. 17, 2019 EUR (€)	Mar. 18, 2015	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Oct. 31, 2020 ₪ / shares	Oct. 31, 2020 € / shares	Oct. 26, 2020 EUR (€) € / shares	Jul. 20, 2020 ILS (₪) ₪ / shares shares	Jul. 20, 2020 EUR (€) € / shares shares	Jun. 10, 2020 ILS (₪)	Feb. 28, 2020 ILS (₪) ₪ / shares shares	Feb. 28, 2020 EUR (€) € / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) shares	Mar. 23, 2016 USD ($) $ / shares	May 31, 2015 USD ($)	May 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Maximum dividend paid					33.00%	0.00%	0.00%	0.00%	0.00%
Price per share | $ / shares						$ 10.00			$ 10.00											$ 10.00
Issue of equity							€ 21,275	€ 7,807
Amount of liability											€ 335,146										€ 202,606
USD [Member]
Disclosure of classes of share capital [line items]
Issue of equity | $						$ 26,099
Cash dividend per share | $ / shares																						$ 0.225
Cash dividend | $																						$ 2,400
Amount of liability | $						$ 411,150
Series C Debentures [Member]
Disclosure of classes of share capital [line items]
Price per share | € / shares													€ 37.5
Series C Debentures [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Price per share | ₪ / shares												₪ 150
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares | shares						258,046			258,046	258,046	258,046										258,046
Repurchase of ordinary shares | shares						172,391				172,391	172,391
Amount of ordinary shares repurchased | $						$ 1,477
Ordinary Shares [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | $																							$ 3,000
Ordinary Shares [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased											€ 1,204
Ordinary Shares [Member] | Euro [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased																								€ 2,700
Ordinary Shares [Member] | Series 1 Options [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased														€ 385,000
Ordinary Shares [Member] | Series C Debentures [Member] | NIS [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | ₪	₪ 154,000
Price per share | ₪ / shares	₪ 150
Proceeds from private placement | ₪	₪ 8,891
Net proceeds of offering | ₪																	₪ 164,200
Consultancy fee and commissions | ₪	₪ 162,400
Ordinary Shares [Member] | Series C Debentures [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased														€ 38,520
Price per share | € / shares														€ 37.5
Proceeds from private placement														€ 2,224
Consultancy fee and commissions		€ 40,281
Ordinary Shares [Member] | Private Placement Undertaking [Member] | Qualified Investors [Member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issue | shares															450,000	450,000
Ordinary Shares [Member] | Private Placement Undertaking [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Warrant issued to purchase ordinary shares | shares																		178,750	178,750
Number of ordinary shares issue | shares			800,000			178,750				178,750	178,750							715,000	715,000
Issue of equity				€ 7,807
Consultancy fee and commissions				€ 50
Ordinary Shares [Member] | Private Placement Undertaking [Member] | NIS [Member] | Qualified Investors [Member]
Disclosure of classes of share capital [line items]
Price per share | ₪ / shares															₪ 70.5
Proceeds from private placement | ₪															₪ 31,725
Ordinary Shares [Member] | Private Placement Undertaking [Member] | NIS [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrant | ₪ / shares										₪ 80								₪ 80
Price per share | ₪ / shares			₪ 39.20															₪ 70
Issue of equity | ₪			₪ 31,100
Consultancy fee and commissions | ₪			₪ 200
Proceeds from private placement | ₪										₪ 14,300								₪ 50,050
Amount recognized in other liabilities in connection with warrants | ₪																		₪ 1,182,000
Ordinary Shares [Member] | Private Placement Undertaking [Member] | Euro [Member] | Qualified Investors [Member]
Disclosure of classes of share capital [line items]
Price per share | € / shares																€ 18
Proceeds from private placement																€ 8,097
Ordinary Shares [Member] | Private Placement Undertaking [Member] | Euro [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrant | € / shares											€ 20.3								€ 21.6
Price per share | € / shares																			€ 18.9
Proceeds from private placement											€ 3,626								€ 13,500
Amount recognized in other liabilities in connection with warrants																			€ 320
Amount of liability											€ 127